As filed with the Securities and Exchange Commission on September 23, 2016
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 64 ☑

and/or

REGISTRATION UNDER THE

INVESTMENT COMPANY ACT OF 1940 ☑

Amendment No. 65

(Check appropriate box or boxes)

HOMESTEAD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(703) 907-5953

Kelly B. Whetstone, Esq.

Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

Copies to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:

This amendment is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 63 to Registrant’s registration statement on September 9, 2016.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Homestead Funds, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on September 23, 2016. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

S&P 500 INDEX MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on September 23, 2016. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	September 23, 2016

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	September 23, 2016

David O. Beim* David O. Beim	Trustee	September 23, 2016

Susan J. Carter* Susan J. Carter	Trustee	September 23, 2016

Collette Chilton* Collette Chilton	Trustee	September 23, 2016

Neil A. Cotty* Neil A. Cotty	Trustee	September 23, 2016

Dr. Matina S. Horner* Dr. Matina S. Horner	Trustee	September 23, 2016

Rodney D. Johnson* Rodney D. Johnson	Trustee	September 23, 2016

Cynthia A. Montgomery* Cynthia A. Montgomery	Trustee	September 23, 2016

Joseph P. Platt* Joseph P. Platt	Trustee	September 23, 2016

Robert C. Robb, Jr.* Robert C. Robb, Jr.	Trustee	September 23, 2016

Mark Stalnecker* Mark Stalnecker	Trustee	September 23, 2016

Kenneth L. Urish* Kenneth L. Urish	Trustee	September 23, 2016

Claire A. Walton* Claire A. Walton	Trustee	September 23, 2016

Frederick W. Winter* Frederick W. Winter	Trustee	September 23, 2016

Barbara G. Novick* Barbara G. Novick	Trustee	September 23, 2016

*By:	/s/ Benjamin Archibald
Benjamin Archibald (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney, dated February 18, 2016, as incorporated by reference to Post-Effective Amendment No 60.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 23rd day of September, 2016.

Homestead Funds, Inc.

Stephen J. Kaszynski*

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

James F. Perna*	Chairman of the Board and Director	September 23, 2016

Stephen J. Kaszynski*	President, Chief Executive Officer and Director	September 23, 2016

Anthony M. Marinello*	Director	September 23, 2016

Anthony C. Williams*	Director	September 23, 2016

Douglas W. Johnson*	Director	September 23, 2016

Sheldon C. Petersen*	Director	September 23, 2016

Kenneth R. Meyer*	Director	September 23, 2016

Mark Rose*	Director	September 23, 2016

Peter J. Tonetti*	Director	September 23, 2016

Cynthia L. Dove*	Vice President and Chief Operations Officer	September 23, 2016

Amy M. DiMauro*	Treasurer	September 23, 2016

Kelly Bowers Whetstone*	Secretary	September 23, 2016

*By:	/s/ Danielle C. Sieverling
Danielle C. Sieverling Chief Compliance Officer Signed pursuant to Powers of Attorney

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase